Supplemental Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized interest	$ 67.7	$ 105.8	$ 80.2
Capital expenditure accruals	113.9	111.1	303.7
Sales Revenue, Services, Net [Member] | Customer Concentration Risk [Member] | Floaters [Member]
Revenues	604.8	788.2	364.5
Percentage of consolidated revenues	13.00%	20.00%	14.00%
Sales Revenue, Services, Net [Member] | Geographic Concentration Risk [Member] | U.S. Gulf of Mexico [Member]
Revenues	1,700.0
Percentage of consolidated revenues	38.00%
Sales Revenue, Services, Net [Member] | Geographic Concentration Risk [Member] | Brazil [Member]
Revenues	683.7
Percentage of consolidated revenues	15.00%
Sales Revenue, Services, Net [Member] | Geographic Concentration Risk [Member] | Angola [Member]
Revenues	467.1
Percentage of consolidated revenues	10.00%
Sales Revenue, Services, Net [Member] | Geographic Concentration Risk [Member] | Floaters [Member] | U.S. Gulf of Mexico [Member]
Percentage of consolidated revenues	75.00%
OGX Petróleo e Gás Participações S.A. [Member]
Provision for Doubtful Accounts	$ 14.2